UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23258

CPG Vintage Access Fund, LLC

(Exact name of registrant as specified in charter)

660 Fifth Avenue

New York, New York 10103

(Address of principal executive offices) (Zip code)

Alex Lee

c/o Central Park Advisers, LLC

660 Fifth Avenue

New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSRS for the period ended September 30, 2023 originally filed with the Securities and Exchange Commission on December 8, 2023 (Accession Number 0001398344-23-022529).

The sole purpose of this amendment is to restate and refile the financial statements for CPG Vintage Access Fund, LLC due to a material error in classification of the Fund’s short-term investments in Money Market Funds. The effects of this restatement on the Fund’s financial statements for the period ended September 30, 2023 are described in Note 11 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSRS for the semiannual period ended September 30, 2023 by means of this amended Form N-CSRS. However, except for the information affected by the restatement as described in Note 11, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

CPG Vintage Access Fund, LLC

Consolidated Financial Statements
(As Restated)
(Unaudited)

For the Period from April 1, 2023 to September 30, 2023

CPG Vintage Access Fund, LLC

Table of Contents
For the Period from April 1, 2023 to September 30, 2023 (Unaudited)

Consolidated Schedule of Investments	1-2
Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Operations	4
Consolidated Statements of Changes in Net Assets	5
Consolidated Statement of Cash Flows	6
Consolidated Financial Highlights	7-8
Notes to Consolidated Financial Statements	9-17
Other Information	18

CPG Vintage Access Fund, LLC

Consolidated Schedule of Investments (As restated, see Note 11) (Unaudited)
September 30, 2023

Investment Funds (96.15%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Ares Private Credit Solutions, L.P.(a)(b)	North America	Private Credit	12/15/2017	$7,157,356	$7,708,800	4.22%
Blackstone Tactical Opportunities Fund III, L.P.(a)(b)	North America	Growth Equity & Venture Capital	5/22/2018	14,065,872	15,437,281	8.45%
Carlyle Structured Credit Fund, L.P.(a)	North America	Private Credit	12/22/2017	1,316,763	—	—%
Cowen Healthcare Investments II, L.P.(a)(c)	North America	Growth Equity & Venture Capital	1/8/2018	2,818,922	1,923,324	1.05%
GSO Credit Alpha Fund II, L.P.(a)(b)(c)	North America	Private Credit	3/29/2018	8,130,426	5,546,874	3.04%
INVESCO Venture Alpha Fund, L.P.(a)(b)(c)	North America	Growth Equity & Venture Capital	6/11/2018	13,964,228	38,384,935	21.02%
KKR Health Care Strategic Growth Fund, L.P.(a)(b)	North America	Growth Equity & Venture Capital	11/17/2017	13,029,601	16,505,028	9.04%
NB Select Opportunities Fund, L.P.(a)(b)(c)	North America	Buyout	12/22/2017	10,068,137	15,563,453	8.52%
North Haven Expansion Equity, L.P.(a)(b)(c)	North America	Growth Equity & Venture Capital	3/28/2018	14,194,745	22,500,675	12.32%
North Haven Expansion Equity, L.P. Opportunity Fund(a)	North America	Growth Equity & Venture Capital	3/28/2018	3,986,780	7,090,374	3.87%
Trilantic Capital Partners VI (North America), L.P.(a)(b)	North America	Buyout	5/1/2018	20,484,357	28,083,042	15.38%
Warburg Pincus Financial Sector, L.P.(a)(b)	North America	Growth Equity & Venture Capital	11/21/2017	9,027,330	16,819,554	9.21%
Total Investment Funds				$118,244,516	$175,563,339

CPG Vintage Access Fund, LLC

Consolidated Schedule of Investments (As restated, see Note 11) (Unaudited) (Continued)
September 30, 2023

	Cost	Fair Value	Percentage of Net Assets
Total Investments (96.15%)	$118,244,517	175,563,339
Other Assets in Excess of Liabilities (3.85%)		7,019,497
Net Assets (100.00%)		$182,582,836

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $177,601,970, which represents 95.68% of net assets as of September 30, 2023.

(b)	The Fund held unfunded commitments in the investment as of September 30, 2023. (See Note 3 in the accompanying Notes to Consolidated Financial Statements).

(c)	Non-income producing security.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Assets and Liabilities (As restated, see Note 11) (Unaudited)
September 30, 2023

Assets
Investments, at fair value (Cost $118,244,517)	$175,563,339
Cash	9,858,012
Dividends receivable	63,527
Capital contributions receivable	17,500
Prepaid expenses and other assets	4,227
Total Assets	$185,506,605

Liabilities
Deferred tax liability	1,235,676
Income tax payable	974,881
Distribution and servicing fees payable	249,523
Payable to Adviser	213,890
Payable for investments purchased, not yet settled	189,759
Professional fees payable	29,376
Transfer agency fees payable	5,212
Due to custodian	4,926
Accounting and administration fees payable	1,933
Directors’ and Officer fees payable	1,105
Other liabilities	17,488
Total Liabilities	2,923,769
Net Assets	$182,582,836

Composition of Net Assets
Paid-in capital	119,602,705
Total distributable earnings	62,980,131
Net Assets	$182,582,836

Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):	13,191,353
Net Asset Value per Unit:	$13.84

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2023

Investment Income
Income from Investment Funds	$987,789
Investment Income	987,789

Expenses
Income Tax Expense	955,074
Distribution and servicing fees	506,613
Management fees	439,065
Professional fees	74,635
Directors’ and Officer fees	50,959
Accounting and administration fees	41,354
Transfer agent fees	17,666
Commitment fee	12,689
Insurance expense	2,686
Custody fees	381
Other expenses	1,751
Total Expenses	2,102,873

NET INVESTMENT LOSS	(1,115,084)

Net Realized Gain/(Loss) and Change in Unrealized Depreciation on Investments
Net realized gain on investments	5,543,841
Net change in unrealized depreciation on investments	(4,759,972)
Net Change in Unrealized Depreciation on Investments	783,869
Net Decrease in Net Assets Resulting from Operations	$(331,215)

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Change in Net Assets Resulting from Operations
Net investment loss	$(1,115,084)	$(3,207,417)
Net realized gain on investments	5,543,841	5,685,405
Net change in unrealized appreciation/(depreciation) on investments	(4,759,972)	(17,353,670)
Net Change in Net Assets Resulting from Operations	(331,215)	(14,875,682)

Distributions to Investors:
Distribution to unit holders	—	(10,917,443)
Total distributions	—	(10,917,443)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	17,500	70,600
Net Change in Net Assets Resulting from Capital Transactions	17,500	70,600

Total Net Decrease in Net Assets	(313,715)	(25,722,525)

Net Assets
Beginning of period	182,896,551	208,619,076
End of period	$182,582,836	$182,896,551

Unit Transactions
Units sold	1,254	4,721
Net change in units	1,254	4,721

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Cash Flows (As restated, see Note 11) (Unaudited)
For the Six Months Ended September 30, 2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Decrease in net assets resulting from operations	$(331,215)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Capital called by Investment Funds	(4,773,826)
Capital distributions received from Investment Funds	8,801,553
Net realized gain on investments	(5,543,841)
Net change in unrealized depreciation on investments	4,759,972
(Increase)/Decrease in assets:
Prepaid Directors’ and Officer fees	51,000
Prepaid expenses and other assets	(4,227)
Dividends receivable	(63,527)
Capital contributions receivable	(17,500)
Increase/(Decrease) in liabilities:
Accrued tax payable	(280,602)
Deferred tax liability	1,235,676
Distribution and servicing fees payable	(66,508)
Payable to Adviser	(329,185)
Professional fees payable	(64,282)
Accounting and administration fees payable	124
Transfer agency fees payable	(3,193)
Directors’ and Officer fees payable	1,105
Officer fees payable	(11,146)
Payable for investments purchased, not yet settled	189,759
Other liabilities	(15,753)
Net cash provided by operating activities	3,534,384

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions, net of change in contribution receivable	17,500
Payable to custodian due to overdraft	4,926
Net cash provided by financing activities	22,426

Net Change in cash	3,556,810
Cash, beginning of period	$6,301,202
Cash, end of period	$9,858,012

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021		For the Year Ended March 31, 2020		For the Year Ended March 31, 2019
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$13.87		$15.82		$12.12	$8.34		$9.43		$9.39
Activity from investment operations:(1)
Net investment income/(loss)	(0.08	)(2)	(0.24	)(2)	0.06 (2)	(0.02	)(2)	(0.14	)(2)	(0.01	)(2)
Net realized and unrealized gain/(loss)	0.05		(0.88)		4.81	3.80		(0.60)		0.04
Total from investment operations	(0.03)		(1.12)		4.87	3.78		(0.74)		0.03

Distributions to investors
Net realized gains	—		(0.83)		(1.17)	—		(0.35)		—
Total distributions	—		(0.83)		(1.17)	—		(0.35)		—

Activity from capital transactions
Proceeds from make-up fees	—		—		—	—		—		0.01
Total activity from capital transactions	—		—		—	—		—		0.01

NET ASSET VALUE, END OF PERIOD	$13.84		$13.87		$15.82	$12.12		$8.34		$9.43

Net assets, end of period (in thousands)	$182,583		$182,897		$208,619	$146,305		$76,501		$76,668

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)(3)(4)	(1.21)%		(1.62)%		0.43%	(0.21)%		(1.54)%		(3.47)%
Net income/(loss) excluding line of credit related expenses(3)(4)	(1.20)%		(1.60)%		0.50%	(0.09)%		(1.49)%		(3.47)%

Total expenses(3)(4)	2.28%		2.05%		1.60%	2.68%		3.98%		5.11%
Total expenses excluding line of credit related expenses(3)(4)	2.27%		2.03%		1.53%	2.55%		3.94%		5.11%
Portfolio turnover	0.00	%(5)	0.00%		0.00%	0.00%		0.00%		0.00%
Total return(6)	(0.22	)%(5)	(7.56)%		40.55%	45.32%		(8.30)%		0.43%

CPG Vintage Access Fund, LLC

Consolidated Financial Highlights (Continued)

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020		For the Year Ended March 31, 2019
Line of Credit:
Aggregate principal amount, end of period (000s)	N/A	N/A	N/A	N/A	$6,000		N/A
Average borrowings outstanding during the period (000s)	$1,149	N/A	$2,873	$2,790	$3,456	(7)	N/A
Asset coverage, end of period per $1,000(8)	N/A	N/A	N/A	N/A	$13,411		N/A

(1)	Selected data is for a single unit outstanding throughout the period.
(2)	Based on average units outstanding during the period.
(3)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(4)	Net investment loss and total expenses are annualized for periods less than one full year, except for organizational costs and incentive fees which are one-time expenses.
(5)	Not annualized.
(6)	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period.
(7)	Since first borrowing was made on January 28, 2020.
(8)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2023

1.	ORGANIZATION

CPG Vintage Access Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on May 17, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 17, 2017. CPG VA Acquisition Fund, LLC (“CPG VA Acquisition Fund”), a wholly owned entity, is consolidated in the Fund’s financial statements. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture, and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that were represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during calendar year 2017 and the first quarter of calendar year 2018. Morgan Stanley is not a sponsor, promoter, adviser, or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was November 17, 2017 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of six months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up” fee amount to the Fund. Such “make-up” payment was calculated by applying an annualized rate of 8.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments were paid to and retained as assets of the Fund. This amount is presented as a component of net assets on the Consolidated Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year-end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2024, but after the Tax Year ended September 30, 2023, will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2024.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Tax Years 2020, 2021 and 2022 remain subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2023, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiary, CPG VA Acquisition Fund, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Fund. CPG VA Acquisition Fund is taxed as a corporation and used when the Fund has determined that owning certain investment funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2023, the total value of investment funds held by the subsidiary is $28,686,382, or approximately 15.45% of the Fund’s net assets.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Valuation Committee oversees the valuation process of the Fund’s investments. The Valuation Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

3.	PORTFOLIO VALUATION (continued)

circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $175,563,339 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2023. Investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2023, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$43,646,495	$3,426,374	Up to 10 years	None	N/A	N/A
Growth Equity & Venture Capital	Non-control investments in companies with high growth potential	118,661,170	5,789,284	Up to 10 years	None	N/A	N/A
Private Credit	Debt investments made through privately negotiated transactions	13,255,674	22,757,002	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following is a summary of investment strategies of the Investment Funds held by the Fund as of September 30, 2023.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

Buyouts are control investments in established, cash flow positive companies. Buyout investments may focus on small- , mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

3.	PORTFOLIO VALUATION (continued)

Growth equity and venture capital strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital. Venture capital investments typically target newer businesses, often emerging companies, with higher growth potential and risk.

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt, and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds, and “rescue” financings.

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2023, the Fund and CPG VA Acquisition Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.10% for the first 12 months following the Initial Closing, (ii) 0.65% from the one year anniversary of the Initial Closing until the eight year anniversary of the Final Closing and (iii) 0.30% thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee is calculated based on the Fund’s total Commitments from the Initial Closing until the five year anniversary of the Final Closing and, thereafter, based on the Fund’s net invested capital.

During the period ended September 30, 2023, the Adviser earned $439,065 of Management Fees which is included in the Consolidated Statement of Operations, of which $213,890 was payable on September 30, 2023, and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2023, was $10,000 which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

During the period ended September 30, 2023, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $6,959, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributers, L.P. (“DDLP”).

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

4.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator as well as certain other fixed or transactional fees. For the period ended September 30, 2023, the total administration fees were $41,354 which is included as accounting and administration fees in the Consolidated Statement of Operations, of which $1,933 was payable and is included as accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities on September 30, 2023.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

On March 24, 2022, the Board appointed DDLP as the placement agent (the “Placement Agent”) of the Fund, effective April 1, 2022. DDLP is, as of such date, an affiliate of the Adviser, both of which are indirect subsidiaries of Macquarie Management Holdings, Inc. (“Macquarie”). Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services and to provide related sales support services to investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% from the Initial Closing until the eight year anniversary of the Final Closing, and (ii) 0.10% thereafter for the remaining life of the Fund. The Distribution and Servicing Fees will be calculated based on the Fund’s total Commitments from the Initial Closing until the five year anniversary of the Final Closing and, thereafter, based on the Fund’s net invested capital. During the period ended September 30, 2023, the Placement Agent earned $506,613 of Distribution and Servicing Fee which is included in the Consolidated Statement of Operations, of which $249,523 was payable at September 30, 2023, and is included in Distribution and Servicing Fee payable in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENTS

For the period ended September 30, 2023, total capital called and total proceeds from redemptions or other dispositions of investments amounted to $4,773,826 and -, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2023.

7.	FEDERAL INCOME TAX

For the year ended September 30, 2023, the Fund did not qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, because it did not meet the income test. Accordingly, the Fund will file as a “C” corporation for the year ended September 30, 2023. As a “C” corporation, the Fund is subject to federal income taxes on any taxable income for that period. Currently the maximum marginal federal tax rate for a corporation is 21%, which is the rate the Fund is currently using. The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. Management of the Fund believes the Fund meets these requirements and plans for the Fund to re-elect RIC status prior to the year ending September 30, 2025. Therefore, no provision has been made for such taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on returns filed for the open tax years 2021-2023.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

7.	FEDERAL INCOME TAX (continued)

The Tax Cuts and Jobs Act (“TCJA”) was signed into law on December 22, 2017. The TCJA made modifications to the net operating loss(“NOL”) deduction. The TCJA eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization (the “80% limitation”). The Coronavirus Aid, Relief, and Economic Security Act (“Cares Act”), signed into law on March 27, 2020, restricted the application of the 80% limitation to tax years beginning after December 31, 2020.

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carriedback up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years.

The Federal, New York State, and New York City income tax returns are open to tax examination from inception of the corporation.

As a result of this regulatory and tax status change, the Fund records current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

The Fund is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Fund recorded a provision for income tax expense for the year ended September 30, 2023. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

For financial reporting purposes, the components of income before provision for income taxes were as follows:

Years Ended September 30, 2023
Domestic	$62,697,915
Foreign	$—
Income (loss) before income taxes	$62,697,915

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

7.	FEDERAL INCOME TAX (continued)

The components of the provision (benefit) for income taxes were as follows:

Years Ended September 30, 2023
Current:
Federal	$477,995
State	$496,885
Foreign	$—
Total current tax expense (benefit)	$974,881
Deferred:
Federal	$(498,546)
State	$478,739
Foreign	$—
Total deferred tax expense (benefit)	$(19,807)
Total provision for income taxes	$955,074

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicablestate tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investmentsbefore taxes for the year ended September 30, 2023 as follows:

	Years Ended September 30, 2023
Federal Tax (Benefit) at Statutory Rate	$13,166,562	21.00%
State Tax (Benefit), Net of Federal Benefit	770,743	1.23%
Other	—	0.00%
Federal Expense True Up	(250,277)	-0.40%
Change in Valuation Allowance	(12,731,955)	-20.30%
Total Provision for (Benefit from) Income Taxes	$955.074	1.53%

Significant components of the Fund’s deferred tax assets and liabilities as of September 30, 2023 are as follows:

Years Ended September 30, 2023
Deferred tax assets:
Net operating loss from underyling investments	$176,325
Total deferred tax assets	$176,325
Deferred tax liabilities:
Net distributive share from underyling investments	$(1,412,001)
Total deferred tax liabilities	$(1,412,001)
Valuation Allowance:	$—
Net deferred tax Liabilities	$(1,235,676)

Net operating loss carryforwards are available to offset future taxable income of Fund.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

7.	FEDERAL INCOME TAX (continued)

Fund had cumulative net operating loss carryforwards from its underlying investments as of its most recent tax year ending September 30, 2023 of $796,523.

Net operating loss carryforwards do not expire as they pertain to federal income tax. Net operating loss carryforwards for state income tax may begin to expire during the tax year ending September 30, 2038.

8.	CAPITAL CALL AND COMMITMENTS

As of September 30, 2023, the fund had outstanding unfunded investment commitments to Investment Funds totaling $31,972,660 as presented in Note 3.

The Fund has total capital committed of $167,100,000 as of September 30, 2023. Since the inception of the Fund on November 17, 2017, $133,968,250 capital has been called comprising 80% of the total capital committed. The Fund currently has unfunded capital commitments of $33,131,750.

9.	LINE OF CREDIT

The Fund may borrow money for investment purposes and to pay expenses in advance of, or in addition to, calling capital. The Fund also may borrow money to manage its cash flow needs associated with calling Investor Commitments, satisfying capital calls, managing distributions to Investors, and paying ongoing expenses. The provisions of the 1940 Act provide that the Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

The Fund, along with other funds managed by the Adviser, collectively maintain a revolving credit facility with Barclays Bank PLC (“Barclays”) with a maximum borrowing amount of $2,500,000, which will expire on January 24, 2025, subject to the restrictions and terms of the credit facility (“Line of Credit”). As of and for the period ended September 30, 2023, the Fund did not draw down on this Line of Credit. For borrowing under this Line of Credit, the Fund is charged 2.75% (per annum) plus SOFR (Secured Overnight Financing Rate).

The commitment fee on the daily unused loan balance of the line of credit accrues at 0.75% and is included in Commitment fee on the Consolidated Statement of Operations.

10.	INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11.	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Subsequent to the issuance of the September 30, 2023 financial statements, management identified a material error in classification of the Fund’s short-term investments in Money Market Funds. This error resulted in an overstatement of the Fund’s Investments, at Value and an understatement of Cash in the Fund’s September 30, 2023 financial statements.

The accompanying financial statements of the Fund for the period April 1, 2023 through September 30, 2023 have been restated from amounts previously reported to correct the error. The following information presents the previously reported and corrected information on each of the impacted financial statements. The error did not impact net assets, total return or results of operations as previously reported.

	Previously Reported	Adjustments	As Restated
Consolidated Schedule of Investments
September 30, 2023

UMB Demand Deposit, 5.18% (Cost and Fair Value)	$9,858,012	$(9,858,012)	$-
Total Money Market Funds	$9,858,012	$(9,858,012)	$-
Total Short-term investments (Cost and Fair Value)	$9,858,012	$(9,858,012)	$-
Total Investments (Cost)	$128,102,529	$(9,858,012)	$118,244,517
Total Investments (Fair Value)	$185,421,351	$(9,858,012)	$175,563,339
Liabilities in Excess of Other Assets	$(2,838,515)	$9,858,012	$7,019,497

Consolidated Statement of Assets and Liabilities
September 30, 2023

Investments at fair value	$185,421,351	$(9,858,012)	$175,563,339
Investments at cost	$128,102,529	$(9,858,012)	$118,244,517
Cash	$-	$9,858,012	$9,858,012

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2023

Purchases of short-term investment securities - net	$(9,858,012)	$9,858,012	$-
Net cash used in operating activities	$(6,323,628)	$9,858,012	$3,534,384
Net change in cash	$(6,301,202)	$9,858,012	$3,556,810
Cash, end of period	$-	$9,858,012	$9,858,012

The Fund's Consolidated Schedule of Investment includes the percentage for each investment category in proportion to net assets. The percentages for Short-Term Investments, Total Investments and Liabilities in Excess of Other Assets have been appropriately restated within the Consolidated Schedule of Investments as a result of the inpact of the above adjustments.

12.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2023, have been evaluated through the date the financial statements were issued.

EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

In connection with the reissuance of the consolidated financial statements, Management has evaluated subsequent events through the date the consolidated financial statement were reissued. Management has determined that there were no events or material transactions through the date the consolidated financial statements were reissued.

CPG Vintage Access Fund, LLC

Other Information (Unaudited)
September 30, 2023

Investment Advisor

In the Fund’s annual report for the period ended March 31, 2023, the Fund disclosed that it intended to transfer the Adviser’s investment advisory business to CPG Fund Advisers (“CFA”). Management has determined not to proceed with the transfer at this time.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

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(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings and submissions under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”) are recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s Management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s Management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In connection with the original filing of the Registrant’s Form N-CSRS for the period ended September 30, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)). Based on that evaluation, the Registrant’s PEO and PFO, or persons performing similar functions, concluded that the Registrant’s disclosure controls and procedures were effective, as of a date within 90 days of the filing date of the report that included the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

However, subsequent to the original filing of the Registrant’s Form N-CSRS for the period ended September 30, 2023, a material error was identified with respect to the Registrant that resulted in the Registrant incorrectly classifying a cash equivalent as a short-term investment in the Registrant’s financial statements and disclosures. As a result, the Registrant’s PEO and PFO, or persons performing similar functions, have concluded that due to the material weakness in internal control over financial reporting described below, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were not effective as of September 30, 2023 based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) and do not provide reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

A material weakness exists in the design and operating effectiveness of controls over the determination of the appropriate classification and presentation of cash and cash equivalents in the Registrant’s financial statements. More specifically, the controls were not designed to determine (i) the appropriate identification, classification, and presentation of cash and cash equivalents in accordance with GAAP during the new account set up process and (ii) the appropriate and consistent reporting in the Registrant’s financial statements. As a result, management did not identify that the Registrant incorrectly classified a bank account as a short-term investment instead of cash, which resulted in misstatements in the Registrant’s financial statements and disclosures.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. The foregoing material weakness resulted in the restatement of previously issued financial statements for the period ended September 30, 2023. Additionally, this material weakness, if not remediated, could result in further misstatements related to the classification and presentation of cash and cash equivalents that would result in a material misstatement to the financial statements that would not be prevented or detected.

Management’s Remediation Plan. Subsequent to the identification of the material weakness described above, Management has developed a plan to remediate the material weakness described herein. Management will enhance the controls to determine and document the appropriate GAAP classification of new bank accounts during the new account set up process and validate its application during the financial reporting process to verify appropriate and consistent presentation and disclosure in the financial statements. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in its internal control over financial reporting until it has completed its remediation efforts and subsequent evaluation of their effectiveness.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report to Unitholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Vintage Access Fund, LLC

By (Signature and Title)*	/s/ Alex Lee

Alex Lee
(Principal Executive Officer)

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Lee

Alex Lee
(Principal Executive Officer)

Date	September 22, 2025

By (Signature and Title)*	/s/ Trishamarie Chan

Trishamarie Chan
(Principal Financial Officer)

Date	September 22, 2025

*	Print the name and title of each signing officer under his or her signature.